Business Combinations - Summary of Business Divestments Transactions (Detail)	12 Months Ended
Dec. 31, 2024
IoT [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Description	IoT accelerator and connected vehicle cloud businesses and related assets.
Business Divestments, transaction date	Mar 1 2023
Aerialink [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Description	A US based company providing premier messaging solutions for business to business communications.
Business Divestments, transaction date	Nov 1 2022